FAIR VALUE	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Fair Value
NOTE Q—FAIR VALUE

Accounting standards establish a hierarchy that prioritizes the use of fair value inputs used in valuation methodologies into the following three levels:

Level 1:  Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2:  Significant observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be derived from or corroborated by observable market data by correlation or other means.

Level 3:  Significant unobservable inputs that reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of Capitol's valuation methodologies used to measure and disclose the fair values of its assets and liabilities on a recurring or nonrecurring basis:

Investment securities available for sale:  Securities available for sale are recorded at fair value on a recurring basis.  Fair value measurement is based on quoted prices, when available (Level 1 inputs).  If quoted prices are not available, fair values are measured using independent pricing models, as Level 2 inputs.

Mortgage loans held for sale:  Mortgage loans held for sale are carried at the lower of aggregate cost or fair value and are measured on a nonrecurring basis.  Mortgage loans held for sale written down to fair value would be included in the table below (none at December 31, 2012 and 2011).  Fair value is based on independent quoted market prices, where applicable (Level 1 inputs), or the prices for other whole mortgage loans with similar characteristics, as Level 2 inputs.

Loans:  The Corporation does not record loans at fair value on a recurring basis.  However, from time to time, nonrecurring fair value adjustments to collateral-dependent loans are recorded to reflect partial write-downs based on the observable market price, current appraised value of the collateral or other estimates of fair value, as Level 3 inputs.

Other real estate owned:  At the time of foreclosure, foreclosed properties are adjusted to estimated fair value less estimated costs to sell upon transfer from portfolio loans to other real estate owned, establishing a new carrying value.  The Corporation subsequently adjusts estimated fair value on other real estate owned on a nonrecurring basis to reflect partial write-downs based on the observable market price or current appraisal data, as Level 3 inputs.

Long-lived and indefinite lived assets:  The Corporation does not record long-lived or indefinite lived assets at fair value on a recurring basis.  However, from time to time, nonrecurring fair value adjustments to a long-lived or indefinite asset are recorded to reflect partial write-downs based on the observable market price or other estimate of fair value in the event of impairment.

Fair value measurements for assets and liabilities where there exists limited or no observable market data and, therefore, which are based primarily upon estimates, are often calculated based on current pricing policy, the economic and competitive environment, the characteristics of the asset or liability and other such factors.  Therefore, the results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability.  Additionally, there may be inherent weaknesses in any calculation technique and, further, changes in the underlying assumptions used, including discount rates and estimates of future cash flows, could significantly affect the results of current or future values.

As of December 31, 2012 and 2011, there were no liabilities measured at fair value on either a recurring or nonrecurring basis.

Assets measured at fair value on a recurring basis as of December 31 were as follows (in $1,000s):

	2012		2011
	Total	Significant Other Observable Inputs (Level 2)	Total	Significant Other Observable Inputs (Level 2)

Investment securities available for sale:
United States treasury	$3,500	$3,500	$4,013	$4,013
United States government agencies	3,987	3,987
Mortgage-backed	8,219	8,219	10,592	10,592
Municipalities			278	278

	$15,706	$15,706	$14,883	$14,883

Assets measured at fair value on a nonrecurring basis as of December 31 were as follows (in $1,000s):

	2012		2011
	Total	Significant Unobservable Inputs (Level 3)	Total	Significant Unobservable Inputs (Level 3)

Impaired loans (1)	$116,977	$116,977	$175,084	$175,084

Other real estate owned (1)	$80,963	$80,963	$94,300	$94,300

(1)	Represents carrying value based on the appraised value of the applicable collateral or other real estate owned or other estimates of fair value (less estimated costs to sell).

Many of Capitol's collateral-dependent impaired loans and other real estate owned assets are located in severely depressed real estate markets.  In those markets, appraisal data may be of limited usefulness in estimating fair value because comparable sale transactions are infrequent, not orderly and are often distressed or forced.  Further, such comparable sale transactions may be lower, or substantially less than, amounts which could be realized in orderly (and not distressed or forced) sales between the owner/occupant and a future user of the property.

Updated appraisals are generally obtained when it has been determined that a loan has become collateral-dependent.  Adjustments to the loan's carrying value (or requirements for an allocation of the allowance for loan losses) are made, when appropriate, after the review of an appraisal or evaluation.  The timing of when a collateral-dependent loan should be classified as a nonperforming loan is contingent upon several factors, including the performance of the loan, the borrower's payment history and/or results of the bank's review of updated borrower financial information.

When a borrower's performance has deteriorated (for example, the borrower has become delinquent on required payments, the borrower's updated financial information received indicates adverse financial trends or sales/leasing activity is less than expected in the case of multi-unit properties), the loan will be downgraded and, if appropriate, an updated appraisal will be ordered for the loan if it is deemed collateral-dependent.  Non-collateral dependent loans will be included within loss contingency pools, in conjunction with estimating the bank's requirements for its allowance for loan losses.  Upon receipt and review of updated appraisal data and after any further fair value analysis is completed on those loans deemed to be collateral-dependent, the loans will be further evaluated for appropriate write-down.  Negative differences between appraised value, less estimated costs to sell, and the related carrying value of the loans are charged to the allowance for loan losses, as partial write-downs/charge-offs, on a timely basis.  Occasionally, additional potential loss amounts may be included if circumstances exist which may further adversely impact fair value estimates.  Internally-developed evaluations may be used when the amount of a loan is less than $250,000.  Internally-prepared evaluations may also be used to estimate the current valuation changes driven by current economic conditions.  Updated fair value information is generally obtained at least annually for collateral-dependent loans and other real estate owned.

Carrying values and estimated fair values of financial instruments based upon the accounting guidance set forth in Accounting Standards Codification 825-10 were as follows at December 31 (in $1,000s):

		2012		2011
	Level Used to Measure Estimated Fair Value	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets:
Cash	1	$56,582	$56,582	$37,162	$37,162
Cash equivalents	2	270,265	270,265	315,205	315,205
Loans held for sale	2			2,129	2,129
Investment securities:
Available for sale	2	15,706	15,706	14,883	14,883
Held for long-term investment	3	2,736	2,736	2,737	1,981
		18,442	18,442	17,620	16,864
Federal Home Loan Bank and Federal Reserve Bank stock	2	10,531	10,531	12,807	12,807
Portfolio loans:
Loans secured by real estate:
Commercial	3	756,970	753,298	893,644	890,033
Residential (including multi-family)	3	253,693	253,625	325,730	325,044
Construction, land development and other land	3	56,425	56,523	102,414	102,431
Total loans secured by real estate		1,067,088	1,063,446	1,321,788	1,317,508
Commercial and other business-purpose loans	3	128,096	127,816	178,417	178,402
Consumer	3	9,324	9,565	12,216	12,395
Other	3	2,159	2,029	2,779	2,544
Total portfolio loans		1,206,667	1,202,856	1,515,200	1,510,849
Less allowance for loan losses	3	(63,455)	(63,455)	(85,788)	(85,788)
Net portfolio loans		1,143,212	1,139,401	1,429,412	1,425,061

Financial liabilities:
Deposits:
Noninterest-bearing	1	323,411	323,411	325,607	325,607
Interest-bearing:
Demand accounts	2	475,176	475,176	486,120	486,120
Time certificates of less than $100,000	3	315,647	318,385	451,795	456,974
Time certificates of $100,000 or more	3	429,634	432,444	566,680	570,807
Total interest-bearing deposits		1,220,457	1,226,005	1,504,595	1,513,901
Total deposits		1,543,868	1,549,416	1,830,202	1,839,508
Notes payable and short-term borrowings	3	8,428	9,671	50,445	50,824
Subordinated debentures	3			149,156	123,452

Estimated fair values of financial assets and liabilities in the preceding table are based upon a comparison of current interest rates on financial instruments and the timing of related scheduled cash flows to the estimated present value of such cash flows using current estimated market rates of interest (unless quoted market values or other fair value information is more readily available, except subordinated debentures, for which the fair value is based on the liquidation or principal amount outstanding).  For example, the estimated fair value of portfolio loans is determined based on discounted cash flow computations.  Similarly, the estimated fair values of time deposits, notes payable and other borrowings were determined through discounted cash flow computations.  Except for subordinated debentures, such estimates of fair value are not intended to represent portfolio liquidation value and, accordingly, only represent an estimate of fair value based on current financial reporting requirements.

Given current economic conditions, the majority of the loan portfolio is not readily marketable and, accordingly, market prices may not exist.  Capitol has not attempted to market the loan portfolio to potential buyers, if any exist, to determine the fair value of those instruments.  Since negotiated prices, if any, in illiquid markets depend upon the then-present motivations of the buyer and seller, it is reasonable to assume that potential sales prices could vary widely from any estimate of fair value made without the benefit of negotiations.  Additionally, changes in market interest rates commensurate with risk may dramatically impact the value of financial instruments at any time.  Accordingly, fair value measurements for loans included in the preceding table are unlikely to represent the instruments' liquidation values.